STOCK INDEX PORTFOLIO
SUMMARY: STOCK INDEX PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to achieve investment results that generally correspond to the performance of publicly-traded common stocks.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	STOCK INDEX PORTFOLIO Class I Shares
Management Fees	0.35%
+ Distribution (12b-1) Fees	none
+ Other Expenses	0.02%
+ Acquired Fund (Portfolio) Fees and Expenses
= Total Annual Fund Operating Expenses	0.37%

Example.
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STOCK INDEX PORTFOLIO Class I Shares	38	119	208	468

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year ended December 31, the Portfolio's turnover rate was 2% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Portfolio normally invest at least 80% of the Portfolio's investable assets (net assets plus any borrowings made for investment purposes) in S&P 500 stocks. The S&P 500 Index represents more than 70% of the total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole. The Portfolio is not "managed" in the traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager generally purchases stocks in proportion to their weighting in the S&P 500 Index.
Principal Risks of Investing in the Portfolio.
The risks identified below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objectives, the Portfolio cannot guarantee success.

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; the derivative used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities..

Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer' s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the "Annual Portfolio Operating Expenses" table above for a variety of reasons, including, for example, if the Portfolio's average net assets decrease.

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results.
Past Performance.
The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.
Annual Total Returns (Class I Shares)

Best Quarter:		Worst Quarter:
15.84%	2nd Quarter of 2009	-21.81%	4th Quarter of 2008

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns STOCK INDEX PORTFOLIO	1 Year	5 Years	10 Years
Class I shares	15.68%	1.44%	6.80%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.99%	1.66%	7.10%